Earnings per share (Tables)	6 Months Ended
Jun. 30, 2015
Earnings per share
in	2Q15	1Q15	2Q14		6M15	6M14
Basic net income/(loss) attributable to shareholders (CHF million)
Income/(loss) from continuing operations	1,051	1,054	(691)		2,105	153
Income/(loss) from discontinued operations, net of tax	0	0	(9)		0	6
Net income/(loss) attributable to shareholders	1,051	1,054	(700)		2,105	159
Preferred securities dividends	–	–	–		–	(28)
Net income/(loss) attributable to shareholders for basic earnings per share	1,051	1,054	(700)		2,105	131
Available for common shares	1,029	1,028	(752)		2,059	79
Available for unvested share-based payment awards	22	26	52		46	52
Diluted net income/(loss) attributable to shareholders (CHF million)
Net income/(loss) attributable to shareholders for diluted earnings per share	1,051	1,054	(700)		2,105	131
Available for common shares	1,029	1,028	(752)		2,060	79
Available for unvested share-based payment awards	22	26	52		45	52
Weighted-average shares outstanding (million)
Weighted-average shares outstanding for basic earnings per share available for common shares	1,641.0	1,621.5	1,625.0		1,631.3	1,623.1
Dilutive share options and warrants	0.9	1.0	0.0		0.9	0.7
Dilutive share awards	44.6	30.8	0.0		37.7	2.6
Weighted-average shares outstanding for diluted earnings per share available for common shares [1]	1,686.5	1,653.3	1,625.0	[2]	1,669.9	1,626.4
Weighted-average shares outstanding for basic/diluted earnings per share available for unvested share-based payment awards	21.8	41.3	68.3		31.6	81.9
Basic earnings/(loss) per share available for common shares (CHF)
Basic earnings/(loss) per share from continuing operations	0.63	0.63	(0.45)		1.26	0.05
Basic earnings/(loss) per share from discontinued operations	0.00	0.00	(0.01)		0.00	0.00
Basic earnings/(loss) per share available for common shares	0.63	0.63	(0.46)		1.26	0.05
Diluted earnings/(loss) per share available for common shares (CHF)
Diluted earnings/(loss) per share from continuing operations	0.61	0.62	(0.45)		1.23	0.05
Diluted earnings/(loss) per share from discontinued operations	0.00	0.00	(0.01)		0.00	0.00
Diluted earnings/(loss) per share available for common shares	0.61	0.62	(0.46)		1.23	0.05
1
Weighted-average potential common shares relating to instruments that were not dilutive for the respective periods (and therefore not included in the diluted earnings per share calculation above) but could potentially dilute earnings per share in the future were 7.2 million, 9.2 million, 8.8 million, 8.2 million and 8.9 million for 2Q15, 1Q15, 2Q14, 6M15 and 6M14, respectively.

2
Due to the net loss in 2Q14, 1.3 million weighted-average share options and warrants outstanding and 12.2 million weighted-average share awards outstanding were excluded from the diluted earnings per share calculation, as the effect would be antidilutive.